Borrowings - Schedule of Borrowings (Details) $ in Millions, $ in Millions	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)
Debt and Financial Instruments [Line Items]
Total borrowings	$ 2,102		$ 2,189
Less: current portion	(9)		0
Long-term borrowings	$ 2,093		2,189
2024 REA credit facility — tranche 1 | REA Group
Debt and Financial Instruments [Line Items]
Interest rate	5.95%	5.95%
Total borrowings	$ 0		0
2024 REA credit facility — tranche 2 | REA Group
Debt and Financial Instruments [Line Items]
Interest rate	5.65%	5.65%
Total borrowings	$ 79		0
2024 Subsidiary facility | REA Group
Debt and Financial Instruments [Line Items]
Interest rate	5.82%	5.82%
Total borrowings	$ 55		0
Amount of unused borrowing capacity		$ 481
2022 Credit Facility - Tranche 1 | REA Group
Debt and Financial Instruments [Line Items]
Interest rate	0.00%	0.00%
Total borrowings	$ 0		211
2022 Credit Facility - Tranche 2 | REA Group
Debt and Financial Instruments [Line Items]
Interest rate	0.00%	0.00%
Total borrowings	$ 0		0
News Corporation Borrowings | 2022 Term Loan A
Debt and Financial Instruments [Line Items]
Interest rate	6.935%	6.935%
Total borrowings	$ 484		497
News Corporation Borrowings | 2022 Senior notes
Debt and Financial Instruments [Line Items]
Interest rate	5.125%	5.125%
Total borrowings	$ 493		492
News Corporation Borrowings | 2021 Senior notes
Debt and Financial Instruments [Line Items]
Interest rate	3.875%	3.875%
Total borrowings	$ 991		$ 989
News Corporation Borrowings | Term A Loan
Debt and Financial Instruments [Line Items]
Derivative interest rate	2.083%	2.083%
Effective interest rate	3.583%	3.583%